Transactions in Foreign Currency (Details) - Schedule of assets and liabilities - USD [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Transactions in Foreign Currency (Details) - Schedule of assets and liabilities [Line Items]
Cash and cash equivalents	$ 993	$ 4,007
Trade and other receivables	5,741	5,135
Advances to suppliers	2,586	1,250
Assets	9,320	10,392
Trade and other payables	(5,975)	(29,618)
Interest-bearing loans and borrowings	(157,263)	(149,612)
Liabilities	(163,238)	(179,230)
Cross currency swap position	150,000	150,000
Net monetary position	$ (3,918)	$ (18,838)